Goodwill (Details)	12 Months Ended
Jun. 30, 2023 USD ($)
Goodwill (Details) [Line Items]
Allocated goodwill	$ 17,374,118
Series of Individually Immaterial Business Acquisitions [Member]
Goodwill (Details) [Line Items]
Purchase consideration amount	$ 8,846,867